Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	5,000,000	5,000,000
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	11,033,000	11,033,000
Common stock, shares outstanding	7,752,000	7,752,000
Treasury stock, shares	3,281,000	3,281,000